Consolidated Statement of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	¥ 24,047	¥ 50,340	¥ 54,440
Adjustments for:
Investment income	(186,629)	(178,387)	(154,497)
Net realised and unrealised gains on financial assets	(551)	(25,287)	(36,483)
Insurance contracts	459,988	445,472	419,866
Depreciation and amortisation	5,291	5,328	5,164
Foreign exchange losses/(gains)	69	(645)	(119)
Net gains on investments of associates and joint ventures	(484)	(10,328)	(7,666)
Changes in operating assets and liabilities:
Increase in securities at fair value through profit or loss, net	(35,286)	(44,527)	(21,954)
Financial liabilities at fair value through profit or loss	3,175	(1,478)	3,004
Receivables and payables	75,266	47,241	40,603
Income tax paid	982	(5,862)	(3,263)
Interest received - securities at fair value through profit or loss	5,401	3,753	4,120
Dividends received - securities at fair value through profit or loss	699	826	775
Net cash inflow/(outflow) from operating activities	351,968	286,446	303,990
CASH FLOWS FROM INVESTING ACTIVITIES
Disposals of debt investments	168,656	37,708	36,774
Maturities of debt investments	309,801	196,596	198,640
Disposals of equity investments	513,350	385,308	308,406
Disposals of property, plant and equipment	363	341	57
Disposals of subsidiaries	4,395	559	2,175
Purchases of debt investments	(519,495)	(745,973)	(593,917)
Purchases of equity investments and subsidiaries	(819,785)	(409,676)	(338,306)
Purchases of property, plant and equipment	(3,076)	(5,583)	(7,662)
Investments in associates and joint ventures	(5,436)	(7,072)	(14,942)
Decrease/(Increase) in term deposits, net	44,273	17,748	(10,947)
Increase in securities purchased under agreements to resell, net	(27,327)	(2,804)	(3,850)
Interest received	153,194	142,311	126,848
Dividends received	34,330	32,177	29,590
Increase in policy loans, net	(18,198)	(35,479)	(25,858)
Net cash inflow/(outflow) from investing activities	(164,955)	(393,839)	(292,992)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase/(Decrease) in securities sold under agreements to repurchase, net	(90,711)	117,211	4,912
Interest paid	(7,545)	(8,219)	(3,779)
Repayment of borrowings	(8,275)	(11)	(6,505)
Dividends paid to equity holders of the Company	(18,372)	(18,089)	(20,834)
Dividends paid to non-controlling interests	(469)	(372)	(161)
Cash received from borrowings	688	116	7,036
Payment of lease liabilities	(1,307)	(1,517)	(1,478)
Cash paid for redemption of other equity instruments			(9,060)
Capital injected into subsidiaries by non-controlling interests	5,896	22,850	22,846
Cash received related to other financing activities			1,069
Cash paid related to other financing activities		(750)	(1,592)
Net cash inflow/(outflow) from financing activities	(120,095)	111,219	(7,546)
Foreign exchange gains/(losses) on cash and cash equivalents	217	(71)	(144)
Net increase in cash and cash equivalents	67,135	3,755	3,308
Cash and cash equivalents, Beginning of the year	60,459	56,704	53,396
Cash and cash equivalents, End of the year	127,594	60,459	56,704
Analysis of balances of cash and cash equivalents
Cash at banks and in hand	123,142	60,275	56,585
Short-term bank deposits	¥ 4,452	¥ 184	¥ 119